Document and Entity Information	Nov. 05, 2026
Cover [Abstract]
Entity Registrant Name	Fidus Investment Corporation
Amendment Flag	false
Entity Central Index Key	0001513363
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Incorporation State Country Code	MD
Entity File Number	814-00861
Entity Tax Identification Number	27-5017321
Entity Address, Address Line One	1603 Orrington Avenue
Entity Address, Address Line Two	Suite 1005
Entity Address, City or Town	Evanston
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60201
City Area Code	847
Local Phone Number	859-3940
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	FDUS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false